Short-Term Promissory Notes, Unsecured Loans and Advances (Details Textual) - USD ($)			1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 20, 2018	Mar. 12, 2018	May 17, 2018	Nov. 30, 2017	Aug. 31, 2017	Jun. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Nov. 30, 2016
Short-Term Promissory Notes, Unsecured Loans and Advances (Textual)
Discount amortization charged to interest expense related to issuance of warrants								$ 35,479
Short-term unsecured loan						$ 283,000	$ 283,000
Gross proceeds upon equity qualified financing	$ 3,000,000		$ 5,000,000
Additional warrants, reduction						22,624	22,624
Warrants exercisable, description		The holder the option to purchase up to the number of shares of capital stock of the Company equal to the product obtained by multiplying (i) the outstanding principal amount of the Amended and Restated Short-Term Note held by such holder and (ii) 0.75; at a per share exercise price of $1.80.
Other Liabilities						188,000	188,000
NeuroOne, Inc. [Member]
Short-Term Promissory Notes, Unsecured Loans and Advances (Textual)
Short-term unsecured loan									$ 50,000
Unsecured Loan [Member]
Short-Term Promissory Notes, Unsecured Loans and Advances (Textual)
Short-term unsecured promissory notes maturity date	Mar. 20, 2019		May 17, 2019
Short-term unsecured loan									$ 50,000
Gross proceeds upon equity qualified financing	$ 115,000		$ 168,000
Short-Term Promissory Notes [Member]
Short-Term Promissory Notes, Unsecured Loans and Advances (Textual)
Aggregate gross proceeds of short-term unsecured promissory notes					$ 253,000
Issuance costs discounted of short-term unsecured promissory notes					$ 3,030
Discount amortization charged to interest expense related to issuance of warrants								1,748
Short-term unsecured promissory notes maturity date				Jul. 31, 2018
Common stock purchase warrants				189,750
Warrants maturity term				5 years
Warrants exercise price				$ 1.80
Initial warrant liability changes				$ 61,496,000			$ 137,722
Fair value of warrants risk-free interest rate				2.10%			2.65%
Fair value of warrants expected volatility				47.80%			50.00%
Fair value of warrants expected life				5 years 8 months 12 days			3 years 4 months 20 days
Fair value of warrants expected dividend yield				0.00%			0.00%
Warrants expiration date					Jul. 31, 2023
Loss on Short-Term Notes extinguishment							$ 186,220	144,577
Fair value decrease of short-term notes and warrants							1,170	$ 117,280
Premium Conversion Derivative [Member]
Short-Term Promissory Notes, Unsecured Loans and Advances (Textual)
Initial warrant liability changes						46,471	46,428
Value of premium conversion derivative							$ 49,668
Short-term notes conversion, description							The Short-Term Notes contained a 125% conversion premium in the event that a Short Term Note Qualified Financing occurs at a price under $2.25 per common share.
Replacement Warrants [Member]
Short-Term Promissory Notes, Unsecured Loans and Advances (Textual)
Initial warrant liability changes						$ 12,701	$ 10,330